Schedule of detailed information about property plant and equipment (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	$ 2,378,025	$ 2,591,861	$ 2,591,861
As at 31 March 2025	2,268,861	2,783,326	2,378,025	$ 2,591,861
Property,plant and equipment, carrying amount	2,268,861	2,783,326	2,378,025	2,591,861
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	20,569	27,664	22,670	26,311
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	10,369	41,267	34,151	33,378
Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	9,834	15,008	11,590	15,304
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	122,746	125,557	110,406	114,425
Renovation [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	216,807	283,323	235,131	276,355
Laboratory [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	1,375,567	1,613,793	1,387,443	1,515,138
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	11,985	3,219	2,796	473
Mobile device [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	357	459	379	433
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	435,560	457,395	389,256	423,751
Machinery [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	27,704	164,036	140,214	137,685
Computer and ICT [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	9,034	12,691	12,392	10,287
Signboard [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	28,329	38,913	31,597	38,321
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount		1
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	4,882,975	4,497,090	4,497,090	4,690,035
Additions	16,227	72,659	83,772	221,317
Exchange difference	259,427	653,686	302,113	(311,038)
As at 31 March 2025	5,158,629	5,223,435	4,882,975	4,497,090
Written off				(103,224)
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	76,963	70,263	70,263	76,412
Additions		1,475	1,969	3,557
Exchange difference	4,082	10,338	4,731	(5,012)
As at 31 March 2025	81,045	82,076	76,963	70,263
Written off				(4,694)
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	102,866	89,925	89,925	94,392
Additions		7,445	6,822	7,699
Exchange difference	(62,856)	13,232	6,119	(6,250)
As at 31 March 2025	40,010	110,602	102,866	89,925
Written off				(5,916)
Gross carrying amount [member] | Medical Equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	23,694	22,208	22,208	23,775
Additions
Exchange difference	1,257	3,268	1,486	(1,567)
As at 31 March 2025	24,951	25,476	23,694	22,208
Written off
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	208,656	187,568	187,568	169,144
Additions	4,702	4,645	8,413	30,094
Exchange difference	40,691	27,598	12,675	(11,670)
As at 31 March 2025	254,049	219,811	208,656	187,568
Written off
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	653,039	612,090	612,090	670,338
Additions				78,274
Exchange difference	34,640	90,062	40,949	(43,908)
As at 31 March 2025	687,679	702,152	653,039	612,090
Written off				(92,614)
Gross carrying amount [member] | Laboratory [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	2,290,580	2,146,949	2,146,949	2,298,359
Additions
Exchange difference	156,634	315,897	143,631	(151,410)
As at 31 March 2025	2,447,214	2,462,846	2,290,580	2,146,949
Written off
Gross carrying amount [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	3,779	1,121	1,121	1,200
Additions	553	2,778	2,545
Exchange difference	39,025	165	113	(79)
As at 31 March 2025	43,357	4,064	3,779	1,121
Written off
Gross carrying amount [member] | Mobile device [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	1,207	1,132	1,132	1,211
Additions
Exchange difference	64	166	75	(79)
As at 31 March 2025	1,271	1,298	1,207	1,132
Written off
Gross carrying amount [member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	854,569	767,253	767,253	794,506
Additions	8,306	31,295	35,455	25,536
Exchange difference	224,851	104,886	51,861	(52,789)
As at 31 March 2025	1,087,726	903,434	854,569	767,253
Written off
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	335,399	289,977	289,977	277,938
Additions	2,666	23,352	25,639	30,891
Exchange difference	(193,451)	42,667	19,783	(18,852)
As at 31 March 2025	144,614	355,996	335,399	289,977
Written off
Gross carrying amount [member] | Computer and ICT [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	16,771	12,932	12,932	13,256
Additions		1,669	2,929	560
Exchange difference	(2,242)	1,903	910	(884)
As at 31 March 2025	14,529	16,504	16,771	12,932
Written off
Gross carrying amount [member] | Signboard [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	46,860	43,922	43,922
Additions				44,706
Exchange difference	2,485	6,462	2,938	(784)
As at 31 March 2025	49,345	50,384	46,860	43,922
Written off
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	268,592	251,750	251,750	269,504
Additions
Exchange difference	14,247	37,042	16,842	(17,754)
As at 31 March 2025	282,839	288,792	268,592	251,750
Written off
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	2,504,950	1,905,229	1,905,229	1,654,160
Exchange difference	139,214	284,358	134,434	(115,403)
As at 31 March 2025	2,889,768	2,440,109	2,504,950	1,905,229
Charge for the financial year	245,603	250,522	465,287	455,613
Written off				(89,141)
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	54,293	43,952	43,952	42,187
Exchange difference	2,962	6,558	3,051	(2,859)
As at 31 March 2025	60,476	54,412	54,293	43,952
Charge for the financial year	3,221	3,902	7,290	7,430
Written off				(2,806)
Accumulated Depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	68,715	56,547	56,547	54,735
Exchange difference	(40,137)	8,423	3,907	(3,702)
As at 31 March 2025	29,641	69,335	68,715	56,547
Charge for the financial year	1,063	4,365	8,261	7,702
Written off				(2,188)
Accumulated Depreciation [Member] | Medical Equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	12,104	6,904	6,904	2,637
Exchange difference	702	1,075	531	(254)
As at 31 March 2025	15,116	10,468	12,104	6,904
Charge for the financial year	2,310	2,489	4,669	4,521
Written off
Accumulated Depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	98,250	73,143	73,143	60,428
Exchange difference	20,919	11,000	5,191	(4,280)
As at 31 March 2025	131,303	94,254	98,250	73,143
Charge for the financial year	12,134	10,111	19,916	16,995
Written off
Accumulated Depreciation [Member] | Renovation [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	417,908	335,735	335,735	381,590
Exchange difference	22,942	50,173	23,342	(24,767)
As at 31 March 2025	470,872	418,829	417,908	335,735
Charge for the financial year	30,022	32,921	58,831	63,059
Written off				(84,147)
Accumulated Depreciation [Member] | Laboratory [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	903,137	631,811	631,811	447,593
Exchange difference	50,943	96,931	45,650	(33,305)
As at 31 March 2025	1,071,647	849,053	903,137	631,811
Charge for the financial year	117,567	120,311	225,676	217,523
Written off
Accumulated Depreciation [Member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	983	648	648	604
Exchange difference	28,291	98	49	(41)
As at 31 March 2025	31,373	845	983	648
Charge for the financial year	2,099	99	286	85
Written off
Accumulated Depreciation [Member] | Mobile device [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	828	699	699	607
Exchange difference	44	104	49	(42)
As at 31 March 2025	914	839	828	699
Charge for the financial year	42	36	80	134
Written off
Accumulated Depreciation [Member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	465,313	343,502	343,502	269,674
Exchange difference	122,042	48,802	24,441	(19,401)
As at 31 March 2025	652,166	446,039	465,313	343,502
Charge for the financial year	64,811	53,735	97,370	93,229
Written off
Accumulated Depreciation [Member] | Machinery [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	195,185	152,292	152,292	133,261
Exchange difference	(84,931)	22,805	10,670	(9,276)
As at 31 March 2025	116,910	191,960	195,185	152,292
Charge for the financial year	6,656	16,863	32,223	28,307
Written off
Accumulated Depreciation [Member] | Computer and ICT [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	4,379	2,645	2,645	1,449
Exchange difference	255	407	200	(118)
As at 31 March 2025	5,495	3,813	4,379	2,645
Charge for the financial year	861	761	1,534	1,314
Written off
Accumulated Depreciation [Member] | Signboard [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	15,263	5,601	5,601
Exchange difference	934	941	511	(101)
As at 31 March 2025	21,014	11,471	15,263	5,601
Charge for the financial year	4,817	4,929	9,151	5,702
Written off
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	268,592	251,750	251,750	259,395
Exchange difference	14,247	37,041	16,842	(17,257)
As at 31 March 2025	282,839	288,791	268,592	251,750
Charge for the financial year				9,612
Written off